Loans payable - Short-term loan - 1 (Details) - Short-term loan #1 - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans payable
Face amount	$ 135,226
Loan term	30 days
Balance	$ 0
Unpaid interest		$ 9,068